Derivative Instruments - Derivatives Designated As Fair Value Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - Fair Value Hedges [member] - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025 [1]	Oct. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	[2]	$ 786	$ 1,464	[3]
Carrying amount of hedging derivatives liabilities	[2]	(1,926)	(1,591)	[3]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness		(913)	(2,032)	[3]
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness		884	1,900	[3]
Ineffectiveness recorded in non-interest revenue - other		(29)	(132)	[3]
Carrying amount of the hedged item	[4]	56,606	53,241	[3]
Active hedges		1,386	527	[3]
Discontinued hedges		(1,473)	(363)	[3]
Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	[2]	786	1,464	[3]
Carrying amount of hedging derivatives liabilities	[2]	(1,926)	(1,589)	[3]
Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	[2],[3]		0
Carrying amount of hedging derivatives liabilities	[2],[3]		(2)
Securities and loans [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness		(1,204)	(3,266)	[3]
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness		1,170	3,117	[3]
Ineffectiveness recorded in non-interest revenue - other		(34)	(149)	[3]
Carrying amount of the hedged item	[4]	133,830	118,397	[3]
Active hedges		1,747	741	[3]
Discontinued hedges		(1,902)	(1,293)	[3]
Deposits and subordinated debt [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness		291	1,234	[3]
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness		(286)	(1,217)	[3]
Ineffectiveness recorded in non-interest revenue - other		5	17	[3]
Carrying amount of the hedged item	[4]	(77,224)	(65,156)	[3]
Active hedges		(361)	(214)	[3]
Discontinued hedges		$ 429	$ 930	[3]

[1]	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2025.
[2]	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
[3]	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2024.
[4]	Represents the carrying value in our Consolidated Balance Sheet and includes amortized cost, before ACL, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.